Related-Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Related-Party Transactions [Abstract]
Schedule Of Trade Accounts And Other Receivables From Related Parties

	At September 30,	At December 31,
	2016	2015

Trade accounts and other receivables from affiliates	$149	$120
Trade accounts and other payables to affiliates	(3)	(2)
Trade accounts and other receivables from affiliates – net	$146	$118

	At December 31,
	2015	2014

Trade accounts and other receivables from affiliates	$120	$123
Trade accounts and other payables to affiliates	(2)	(5)
Trade accounts and other receivables from affiliates – net	$118	$118

Schedule Of Related Party Transactions

Amounts payable to (receivable from) members related to income taxes under the tax sharing agreement and reported on our balance sheet consisted of the following:

	At September 30, 2016			At December 31, 2015
	EFH Corp.	Texas Transmission	Total	EFH Corp.	Texas Transmission	Total

Federal income taxes receivable	$(84)	$(23)	$(107)	$(109)	$(27)	$(136)
Texas margin taxes payable	15	-	15	20	-	20
Net payable (receivable)	$(69)	$(23)	$(92)	$(89)	$(27)	$(116)

Cash payments made to members related to income taxes consisted of the following:

	Nine Months Ended September 30, 2016			Nine Months Ended September 30, 2015
	EFH Corp.	Texas Transmission	Total	EFH Corp.	Texas Transmission	Total

Federal income taxes	$-	$-	$-	$39	$10	$49
Texas margin taxes	20	-	20	24	-	24
Total payments	$20	$-	$20	$63	$10	$73

Amounts payable to (receivable from) members related to income taxes under the agreement and reported on our balance sheet consisted of the following:

	At December 31, 2015			At December 31, 2014
	EFH Corp.	Texas Transmission	Total	EFH Corp.	Texas Transmission	Total

Federal income taxes receivable	$(109)	$(27)	$(136)	$(144)	$(36)	$(180)
Texas margin taxes payable	20	-	20	24	-	24
Net payable (receivable)	$(89)	$(27)	$(116)	$(120)	$(36)	$(156)

Cash payments made to (received from) members related to income taxes consisted of the following:

	Year Ended December 31, 2015			Year Ended December 31, 2014			Year Ended December 31, 2013
	EFH Corp.	Texas Transm.	Total	EFH Corp.	Texas Transm.	Total	EFH Corp.	Texas Transm.	Total

Federal income taxes (a)	$108	$27	$135	$215	$54	$269	$78	$11	$89
Texas margin taxes (b)	24	-	24	22	-	22	12	-	12
Total payments (receipts)	$132	$27	$159	$237	$54	$291	$90	$11	$101

______________

(a)	Includes $33 million payment made to EFH Corp. in 2013 related to the 1997-2002 IRS appeals settlement.
(b)	Includes $10 million refund received from EFH Corp. in 2013 related to 1997-2001 amended Texas franchise tax returns.